Vanguard Institutional Target Retirement 2025 Fund

Schedule of Investments (unaudited)
As of June 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Investment Companies (98.6%)
U.S. Stock Fund (35.3%)
Vanguard Total Stock Market Index Fund Institutional Shares	165,006,090	12,586,665

International Stock Fund (23.9%)
Vanguard Total International Stock Index Fund Investor Shares	538,216,737	8,525,353

U.S. Bond Funds (27.8%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	853,371,899	9,839,378
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	2,106,518	52,979
		9,892,357
International Bond Fund (11.6%)
Vanguard Total International Bond Index Fund Admiral Shares	179,285,344	4,130,734
Total Investment Companies (Cost $30,515,776)		35,135,109
Temporary Cash Investment (1.5%)
Money Market Fund (1.5%)
1 Vanguard Market Liquidity Fund, 0.227% (Cost $527,408)	5,274,223	527,422
Total Investments (100.1%) (Cost $31,043,184)		35,662,531
Other Assets and Liabilities -Net (-0.1%)		(19,080)
Net Assets (100%)		35,643,451
Cost is in $000.

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2020	1,900	293,569	7,580
10-Year U.S. Treasury Note	September 2020	1,706	237,427	1,964
				9,544

Institutional Target Retirement 2025 Fund

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At June 30, 2020, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows

:

Institutional Target Retirement 2025 Fund

					Current Period Transactions
	Sept. 30.		Proceeds					June 30,
	2019		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	10,018	NA1	NA1	(54)	14	316	—	527,422
Vanguard Short-
Term Inflation-
Protected
Securities Index
Fund[2]	—	53,000	—	—	(21)	—	—	52,979
Vanguard Total
Bond Market II
Index Fund	9,075,032	3,485,330	3,127,095	58,242	347,869	175,023	—	9,839,378
Vanguard Total
International Bond
Index Fund	3,909,420	965,789	675,911	4,369	(72,933)	117,598	—	4,130,734
Vanguard Total
International Stock
Index Fund	8,132,250	1,495,162	801,153	(75,943)	(224,963)	153,221	—	8,525,353
Vanguard Total
Stock Market Index
Fund	12,222,096	2,252,076	2,354,127	(53,655)	520,275	181,338	—	12,586,665

Total	33,348,816	8,251,357	6,958,286	(67,041)	570,241	627,496	—	35,662,531

1 Not applicable —purchases and sales are for temporary cash investment purposes.
2 Not applicable —at September 30, 2019, the issuer was not an affiliated company of the fund.